14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Disclosure With Respect To Cash Flows Details Narrative
Value of shares issued for mineral property acquisitions	$ 0	$ 378,776	$ 1,721,110
Loan advance from OTLLC	$ 0	$ 1,012,156	$ 2,397,085